Convertible Notes - Summary of Convertible Notes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Convertible Notes [Abstract]
Balance, beginning of year	$ 25,449
Unrealized foreign exchange gain	(209)
Accrued interest	(152)
Accretion	2,443
Amortization of note issue costs	745
Conversion to common shares	(18,139)
Conversion to warrants	(5,947)
Repayments	$ (4,190)